Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000263159 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Enhanced Income ETF
Class Name	Federated Hermes Enhanced Income ETF
Trading Symbol	PAYR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Enhanced Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes Enhanced Income ETF	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 36,499,384
Holdings Count | Holding	56
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$36,499,384
Number of Investments	56
Portfolio Turnover	28%

Holdings [Text Block]	Top Security Types (% of Net Assets) Sector Composition of Equity Holdings (% of Equity Securities)
C000238923 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Strategic Dividend ETF
Class Name	Federated Hermes U.S. Strategic Dividend ETF
Trading Symbol	FDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes U.S. Strategic Dividend ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes U.S. Strategic Dividend ETF	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 750,181,059
Holdings Count | Holding	50
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$750,181,059
Number of Investments	50
Portfolio Turnover	22%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)